Statement of Changes in Net Assets Available for Benefits - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 12,203,645	$ 5,743,267
Interest and dividend income	467,886	339,271
Total investment income	12,671,531	6,082,538
Contributions:
Participant	3,563,078	3,745,667
Employer (net of forfeitures)	3,291,624	3,380,361
Total contributions	6,854,702	7,126,028
Interest on notes receivable from participants	237,247	202,004
Total additions	19,763,480	13,410,570
Deductions from net assets attributed to:
Benefits paid to participants	9,137,310	8,912,369
Administrative expenses	189,945	185,461
Total deductions	9,327,255	9,097,830
Net increase	10,436,225	4,312,740
Net assets available for benefits:
Beginning of year	83,863,105	79,550,365
End of year	$ 94,299,330	$ 83,863,105